Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earnings available to common shareholders	$ 19.2	$ (4.0)	$ (2.6)	$ (6.6)	$ (13.1)	$ (2.6)	$ 17.9	$ (14.7)	$ 5.9	$ (12.5)	$ (35.1)
Weighted average shares outstanding									165.3	147.3	146.4
Earnings Per Share, Basic	$ 0.11	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.09)	$ (0.02)	$ 0.12	$ (0.10)	$ 0.04	$ (0.09)	$ (0.24)
Dilutive impact of stock based awards									1.5	0.0	0.0
Weighted average dilutive shares outstanding									166.8	147.3	146.4
Earnings Per Share, Diluted	$ 0.10	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.09)	$ (0.02)	$ 0.12	$ (0.10)	$ 0.04	$ (0.09)	$ (0.24)
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stock outstanding									6.1	6.2	5.6
Service shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stock outstanding									0.1	4.1	3.8